Common Stock - Additional Information (Details) - USD ($)					1 Months Ended
	Aug. 05, 2019	Aug. 09, 2018	May 23, 2018	Mar. 29, 2017	Mar. 20, 2020	Aug. 05, 2019	Sep. 30, 2021	Jul. 30, 2021	Jul. 29, 2021	Dec. 31, 2020	Dec. 31, 2019
Stockholders Equity [Line Items]
Common stock, shares authorized (in shares)							990,000,000			144,250,000	144,250,000
Common stock, par value (in dollars per share)							$ 0.0001			$ 0.0001	$ 0.0001
Common stock, shares outstanding (in shares)							157,593,000	157,199,138	32,434,987	30,398,000	29,614,000
Issuance of warrant to purchase shares		487,816	26,940
Warrant to purchase shares at exercise price		$ 3.11	$ 3.11
Credit Facility
Stockholders Equity [Line Items]
Issuance of warrant to purchase shares					139,192	13,470
Warrant to purchase shares at exercise price					$ 3.11	$ 3.11
Long-term line of credit					$ 15,000,000
Subordinate Credit Facility
Stockholders Equity [Line Items]
Issuance of warrant to purchase shares	50,984				94,686
Warrant to purchase shares at exercise price	$ 3.52				$ 3.52
Subordinated Debt					$ 30,000,000
Black Scholes Option Pricing Model
Stockholders Equity [Line Items]
Warrant valuation		$ 642,000	$ 50,000
Fair value assumptions price per share		$ 3.11	$ 3.11
Percentage of risk free interest rate		2.78%	2.99%
Contractual term		4 years 10 months 17 days	10 years
Expected dividend rate		0.00%	0.00%
Expected volatility rate		45.00%	45.00%
Black Scholes Option Pricing Model | Credit Facility
Stockholders Equity [Line Items]
Warrant valuation					$ 276,000	$ 27,000
Fair value assumptions price per share	$ 3.52					$ 3.52
Percentage of risk free interest rate					0.86%	1.74%
Contractual term					8 years 2 months 12 days	8 years 9 months
Expected dividend rate					0.00%	0.00%
Expected volatility rate					49.00%	46.30%
Black Scholes Option Pricing Model | Subordinate Credit Facility
Stockholders Equity [Line Items]
Warrant valuation	$ 207,000				$ 189,000
Fair value assumptions price per share	$ 3.52				$ 3.53	$ 3.52
Percentage of risk free interest rate	1.74%				0.90%
Contractual term	10 years				9 years 4 months 24 days
Expected dividend rate	0.00%				0.00%
Expected volatility rate	46.30%				49.00%
DogVacay, Inc
Stockholders Equity [Line Items]
Issuance of warrant to purchase shares				26,000
DogVacay, Inc | Black Scholes Option Pricing Model
Stockholders Equity [Line Items]
Warrant valuation				$ 20,000
Fair value assumptions price per share				$ 1.52
Percentage of risk free interest rate				2.38%
Contractual term				10 years
Expected dividend rate				0.00%
Expected volatility rate				54.90%
DogVacay, Inc | Minimum
Stockholders Equity [Line Items]
Warrant to purchase shares at exercise price				$ 3.23
DogVacay, Inc | Maximum
Stockholders Equity [Line Items]
Warrant to purchase shares at exercise price				$ 3.41